Share-Based Compensation - Schedule of Stock Option Outstanding and Exercisable (Details) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Number of Options Outstanding	182,550,551
Number of Options Exercisable
Exercise Price One [Member]
Exercise Price | $ / shares	$ 0.0080
Number of Options Outstanding	1,562,500
Weighted-Average Remaining Life (In Years)	9 years 2 months 30 days
Number of Options Exercisable
Exercise Price Two [Member]
Exercise Price | $ / shares	$ 0.0014
Number of Options Outstanding	121,428,571
Weighted-Average Remaining Life (In Years)	9 years 4 months 2 days
Number of Options Exercisable
Exercise Price Three [Member]
Exercise Price | $ / shares	$ 0.0105
Number of Options Outstanding	2,380,952
Weighted-Average Remaining Life (In Years)	9 years 8 months 5 days
Number of Options Exercisable
Exercise Price Four [Member]
Exercise Price | $ / shares	$ 0.0106
Number of Options Outstanding	1,000,000
Weighted-Average Remaining Life (In Years)	9 years 8 months 2 days
Number of Options Exercisable
Exercise Price Five [Member]
Exercise Price | $ / shares	$ 0.0114
Number of Options Outstanding	11,030,701
Weighted-Average Remaining Life (In Years)	9 years 8 months 2 days
Number of Options Exercisable
Exercise Price Six [Member]
Exercise Price | $ / shares	$ 0.0115
Number of Options Outstanding	14,782,607
Weighted-Average Remaining Life (In Years)	9 years 6 months 29 days
Number of Options Exercisable
Exercise Price Seven [Member]
Exercise Price | $ / shares	$ 0.0141
Number of Options Outstanding	1,773,050
Weighted-Average Remaining Life (In Years)	9 years 6 months 7 days
Number of Options Exercisable
Exercise Price Eight [Member]
Exercise Price | $ / shares	$ 0.0144
Number of Options Outstanding	1,666,666
Weighted-Average Remaining Life (In Years)	9 years 7 months 21 days
Number of Options Exercisable
Exercise Price Nine [Member]
Exercise Price | $ / shares	$ 0.0148
Number of Options Outstanding	844,595
Weighted-Average Remaining Life (In Years)	9 years 6 months
Number of Options Exercisable
Exercise Price Ten [Member]
Exercise Price | $ / shares	$ 0.0150
Number of Options Outstanding	1,600,000
Weighted-Average Remaining Life (In Years)	9 years 4 months 24 days
Number of Options Exercisable
Exercise Price Eleven [Member]
Exercise Price | $ / shares	$ 0.0179
Number of Options Outstanding	1,675,978
Weighted-Average Remaining Life (In Years)	9 years 5 months 1 day
Number of Options Exercisable
Exercise Price Twelve [Member]
Exercise Price | $ / shares	$ 0.0100
Number of Options Outstanding	8,737,864
Weighted-Average Remaining Life (In Years)	9 years 10 months 3 days
Number of Options Exercisable
Exercise Price Thirteen [Member]
Exercise Price | $ / shares	$ 0.0103
Number of Options Outstanding	3,398,058
Weighted-Average Remaining Life (In Years)	9 years 10 months 3 days
Number of Options Exercisable
Exercise Price Fourteen [Member]
Exercise Price | $ / shares	$ 0.0070
Number of Options Outstanding	3,428,572
Weighted-Average Remaining Life (In Years)	9 years 10 months 25 days
Number of Options Exercisable
Exercise Price Fifteen [Member]
Exercise Price | $ / shares	$ 0.0096
Number of Options Outstanding	4,166,667
Weighted-Average Remaining Life (In Years)	9 years 11 months 1 day
Number of Options Exercisable
Exercise Price Sixteen [Member]
Exercise Price | $ / shares	$ 0.0122
Number of Options Outstanding	3,073,770
Weighted-Average Remaining Life (In Years)	9 years 9 months
Number of Options Exercisable